Short Term Investments (Details) - Schedule of Short Term Investments		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-Term Investments [Member]
Short-Term Debt [Line Items]
Marketable securities	[1]	¥ 207,239,311	$ 28,680,466	¥ 38,448,624

[1]	During the six months ended June 30, 2022, the Company invested a total of approximately RMB 85.7 million (USD 12.8 million) in marketable securities and redeemed approximately RMB 84.5 million (USD 12.6 million). During the six months ended June 30, 2023, the Company invested a total of approximately RMB 198 million (USD 27.5 million) in marketable securities and redeemed approximately RMB 43.4 million (USD 6 million). Gain/(loss) of approximately (RMB 1.2 million) and RMB 23.2 million (USD 3.2 million) was recognized for the six months ended June 30, 2022 and 2023, respectively.